GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2019
GOODWILL AND INTANGIBLE ASSETS, NET
Schedule Of Detailed Information Of Intangible Assets And Goodwill	Intangibles assets and goodwill net are as follows:

	December 31, 2019	December 31, 2018
In millions of COP
Intangible assets	538,958	563,452
Goodwill	6,694,354	6,638,403
Total	7,233,312	7,201,855

Schedule of detailed information about intangible assets

The following table sets forth the Bank’s intangible assets as of December 31, 2019 and 2018, including the reconciliation of initial and final balances of the cost and accrued amortization:

As of December 31, 2019

		Licenses, software
Cost	Trademarks	and computer	Client	Total
		applications	relationships
In millions of COP
Balance at January 1, 2019	19,213	654,394	374,658	1,048,265
Acquisitions	-	114,230	-	114,230
Write off	-	(2,121)	-	(2,121)
Foreign currency translation adjustment	162	2,420	3,157	5,739
Balance at December 31, 2019	19,375	768,923	377,815	1,166,113

		Licenses, software
Amortization	Trademarks	and computer	Client	Total
		applications	relationships
In millions of COP
Balance at January 1, 2019	(8,234)	(256,694)	(219,885)	(484,813)
Write off	-	2,085	-	2,085
Amortization expense	(2,772)	(86,132)	(52,200)	(141,104)
Foreign currency translation adjustment	(65)	(1,488)	(1,770)	(3,323)
Balance at December 31, 2019	(11,071)	(342,229)	(273,855)	(627,155)

Intangible assets at December 31, 2019, net	8,304	426,694	103,960	538,958

As of December 31, 2018

		Licenses, software
Cost	Trademarks	and computer	Client	Total
		applications	relationships
In millions of COP
Balance at January 1, 2018	17,642	526,923	344,020	888,585
Acquisitions	-	133,376	-	133,376
Write off	-	(29,663)	-	(29,663)
Foreign currency translation adjustment	1,571	23,758	30,638	55,967
Balance at December 31, 2018	19,213	654,394	374,658	1,048,265

		Licenses, software
Amortization	Trademarks	and computer	Client	Total
		applications	relationships
In millions of COP
Balance at January 1, 2018	(5,040)	(203,554)	(144,526)	(353,120)
Write off	-	25,929	-	25,929
Amortization expense	(2,497)	(64,204)	(56,850)	(123,551)
Foreign currency translation adjustment	(697)	(14,865)	(18,509)	(34,071)
Balance at December 31, 2018	(8,234)	(256,694)	(219,885)	(484,813)

Intangible assets at December 31, 2018, net	10,979	397,700	154,773	563,452

Schedule of reconciliation of changes in goodwill

The following table sets forth an analysis of the activity in the goodwill account:

	December 31, 2019	December 31, 2018
In millions of COP
Balance at beginning of the year, net	6,638,403	6,095,959
Effect of change in foreign exchange rate	55,951	542,444
Balance at end of the year, net	6,694,354	6,638,403

Schedule of information for cash-generating units

The key assumptions used by management in determining the recoverable amount are:

				Discount Rate	Growth rate
Operating segment	Goodwill 2019	Valuation Methodology	Key Assumptions	(real)	(real)
In millions of COP
Banking El Salvador	924,399	Discounted Cash flow	5 years plan	12.00%	4.10%
Banking Panama	5,005,084	Discounted Cash flow	5 years plan	8.40%	6.70%
Banking Guatemala	764,871	Discounted Cash flow	5 years plan	10.40%	5.20%

Schedule of information for impairment loss recognised or reversed for individual asset or cash-generating unit

As of December 31, 2019

Banking Panama

	Discount rate
Growth rate	8.90%	8.40%	7.90%
6.70%	COP 9,801,900	COP 12,864,721	COP 18,487,028

	Growth rate
Discount rate	6.20%	6.70%	7.20%
8.40%	COP 10,827,366	COP 12,864,721	COP 16,599,874

Banking El Salvador

	Discount rate
Growth rate	12.50%	12.00%	11.50%
4.10%	COP 3,110,435	COP 3,310,969	COP 3,538,828

	Growth rate
Discount rate	3.60%	4.10%	4.60%
12.00%	COP 3,232,992	COP 3,310,969	COP 3,399,482

Banking Guatemala

	Discount rate
Growth rate	10.90%	10.40%	9.90%
5.20%	COP 2,099,213	COP 2,325,334	COP 2,600,045

	Growth rate
Discount rate	4.70%	5.20%	5.70%
10.40%	COP 2,196,032	COP 2,325,334	COP 2,482,145

As of December 31, 2018

Banking Panama

	Discount rate
Growth rate	9.35%	9.10%	8.85%
6.70%	COP 10,044,682	COP 11,157,929	COP 12,531,296

	Growth rate
Discount rate	6.45%	6.70%	6.95%
9.10%	COP 10,458,284	COP 11,157,929	COP 12,020,283

Banking El Salvador

	Discount rate
Growth rate	12.65%	12.40%	12.15%
3.90%	COP 2,893,147	COP 2,975,432	COP 3,062,694

	Growth rate
Discount rate	3.65%	3.90%	4.15%
12.40%	COP 2,945,601	COP 2,975,432	COP 3,007,065

Banking Guatemala

	Discount rate
Growth rate	11.95%	11.70%	11.45%
5.20%	COP 1,649,883	COP 1,719,017	COP 1,793,745

	Growth rate
Discount rate	4.95%	5.20%	5.45%
11.70%	COP 1,684,998	COP 1,719,017	COP 1,755,758